Income Taxes (Details 1) - EOS ENERGY STORAGE, LLC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income (loss) before income taxes	$ (79,483,000)	$ (28,498,000)
Statutory U.S. federal income tax (21%)	(16,691,000)	(5,985,000)
State and local income tax	1,548,000	768,000
Disallowed interest expense	11,903,000
Federal R&D credit	(1,002,000)	(1,065,000)
Valuation allowance	4,215,000	6,276,000
Other	27,000	6,000
Total income tax expense
Effective tax rate	0.00%	0.00%